Share-Based Compensation - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Outstanding at December 31, 2018	10,203,432
Number of Options, Granted	2,983,207
Number of Options, Exercised	(1,471)	0
Number of Options, Forfeited	(608,491)
Number of Options, Outstanding at March 31, 2019	12,576,677		10,203,432
Number of Options, Vested as of March 31, 2019	3,114,960
Weighted Average Exercise Price, Outstanding at December 31, 2018	$ 3.04
Weighted Average Exercise Price, Granted	13.06
Weighted Average Exercise Price, Exercised	3.43
Weighted Average Exercise Price, Forfeited	6.88
Weighted Average Exercise Price, Outstanding at March 31,2019	5.15		$ 3.04
Weighted Average Exercise Price, Vested as of March 31,2019	$ 1.67
Weighted Average Remaining Contractual Life (in years), Outstanding at December 31, 2018	8 years 9 months 25 days		8 years 11 months 19 days
Weighted Average Remaining Contractual Life (in years), Vested as of March 31, 2019	7 years 8 months 8 days
Aggregate Intrinsic Value, Outstanding	$ 160,093		$ 129,551
Aggregate Intrinsic Value, Vested as of March 31, 2019	$ 50,491